Operations - Divestments - Sale of CGR Catanduva - Centro de Gerenciamento de Residuos Ltda ("CGR Catanduva") - Gain (loss) on Divestiture (Detail) - CGR catanduva - Centro de Gerenciamento de Resduos Ltda [member]
R$ in Thousands
	1 Months Ended	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure Of Gains Losses On Disposals Of Investments [line items]
Sale price	R$ 7,500	R$ 7,500
Carrying amount of investment in Catanduva on the date of the sale	(5,468)	R$ (5,468)
Gain on sale	R$ 2,032